Inventories (Tables)	12 Months Ended
Sep. 30, 2022
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories [Table Text Block]
	September 30,	September 30,
	2022	2021
Finished goods	$49,643	$-
Work-in-progress	21,350	-
Raw materials	322,545	90,299
Total	$393,538	$90,299